Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information

	Year ended
	December 31, 2020	December 31, 2019
Changes in other assets and liabilities
Amounts receivable	(1,102)	—
Other assets	(340)	(300)
Accounts payable and accrued liabilities	1,049	317
	(393)	17

As at December 31, 2020 (nil - 2019) an amount of $315,000 for the acquisition of royalty interests was included in accounts payable and accrued liabilities.